Debt - Short term (Details) - USD ($)	Dec. 31, 2022	Oct. 31, 2022	Oct. 01, 2022	Dec. 31, 2021	May 31, 2018
Debt Instrument [Line Items]
Principal Outstanding	$ 450,000,000.0			$ 0
Deferred finance charges	(4,900,000)			0
Short-term debt	445,900,000			0
$350 million Convertible Bonds
Debt Instrument [Line Items]
Principal	350,000,000				$ 350,000,000
Short-term debt outstanding	350,000,000.0			0
PPL Delivery Financing
Debt Instrument [Line Items]
Short-term debt outstanding	60,000,000.0			0
Hayfin Facility
Debt Instrument [Line Items]
Short-term debt outstanding	20,000,000.0			0
Back-end fee, short-term	400,000			0
New DNB Facility
Debt Instrument [Line Items]
Principal	150,000,000	$ 150,000,000	$ 150,000,000
Short-term debt outstanding	20,000,000.0			0
Back-end fee, short-term	$ 400,000			$ 0